Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	REX ETF Trust
Entity Central Index Key	0002043954
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
REX Autocallable Income ETF
Shareholder Report [Line Items]
Fund Name	REX Autocallable Income ETF
Class Name	REX Autocallable Income ETF
Trading Symbol	ATCL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the REX Autocallable Income ETF for the period of February 17, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/atcl/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
Additional Information Phone Number	800-617-0004
Additional Information Email	info@rexfin.com
Additional Information Website	https://www.rexshares.com/atcl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX Autocallable Income ETF	$24	0.65%
[1],[2]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
•
The Fund seeks to generate high monthly income while providing reduced downside risk, primarily by gaining exposure to a daily laddered portfolio of synthetic autocallable positions referencing the Bloomberg US Large Cap VolMax Autocallable Index.

•
Performance was primarily driven by the coupon income generated from the autocallable positions and by the price movement of the underlying reference index relative to the coupon and downside barriers.

•	The Fund’s results were influenced by equity market direction and volatility levels, which affect the frequency of autocall events, coupon payments, and the value of the synthetic positions.
•	Income earned on the Fund’s U.S. Treasury collateral also contributed to results.

Top Contributors
↑
• Coupon income generated from the Fund’s synthetic autocallable positions during the period. • Autocall events and positive movement of the underlying reference index relative to coupon barriers. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Equity market declines during portions of the period.

Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund has monthly managed distributions.
Net Assets	$ 37,209,301
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$37,209,301
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown

Top 10 Issuers	(%)
United States Treasury Bill	94.5%
The Laddered T-Bill ETF	4.0%
Bloomberg US Large Cap VolMax Autocallable Index	1.4%
First American Government Obligations Fund	0.1%

Updated Prospectus Web Address	https://www.rexshares.com/atcl/
REX Drone ETF
Shareholder Report [Line Items]
Fund Name	REX Drone ETF
Class Name	REX Drone ETF
Trading Symbol	DRNZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the REX Drone ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/drnz/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
Additional Information Phone Number	800-617-0004
Additional Information Email	info@rexfin.com
Additional Information Website	https://www.rexshares.com/drnz/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
REX Drone ETF	$33	0.65%
[3]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
•	The Fund seeks targeted exposure to companies that are engaged in drone and unmanned aerial vehicle (UAV) applications across defense and commercial end markets.
•	Performance was driven by the price movement of companies within the drone and unmanned systems theme, including firms involved in UAV manufacturing, components, software, and related services.
•	Sector performance was influenced by shifts in risk sentiment, defense and aerospace industry dynamics, and the pace of adoption of commercial drone use cases.
•	The Fund’s results also reflected broader equity market conditions affecting technology and industrial companies that participate in drone-related growth.

Top Contributors
↑
• Drone and UAV-related companies that appreciated during the period. • Positive developments in defense/commercial adoption and related industry demand. • Broader equity market tailwinds for relevant technology and industrial holdings.

Top Detractors
↓
• Drone and UAV-related companies that declined during the period. • Market volatility and adverse shifts in risk sentiment impacting thematic equities. • Weakness in technology/industrial sectors relevant to the drone ecosystem.

Net Assets	$ 98,360,761
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$98,360,761
Number of Holdings	47
Portfolio Turnover	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
AeroVironment, Inc.	14.0%
Ondas, Inc.	12.2%
Next Vision Stabilized Systems Ltd.	11.8%
DroneShield Ltd.	5.3%
Red Cat Holdings, Inc.	5.2%
Unusual Machines, Inc.	4.3%
Elsight Ltd.	4.1%
Aevex Corp.	3.8%
EHang Holdings Ltd.	3.6%
General Electric Co.	2.7%

Updated Prospectus Web Address	https://www.rexshares.com/drnz/
REX IncomeMax Option Strategy ETF
Shareholder Report [Line Items]
Fund Name	REX IncomeMax Option Strategy ETF
Class Name	REX IncomeMax Option Strategy ETF
Trading Symbol	ULTI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the REX IncomeMax Option Strategy ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/ulti/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
Additional Information Phone Number	800-617-0004
Additional Information Email	info@rexfin.com
Additional Information Website	https://www.rexshares.com/ulti/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
REX IncomeMax Option Strategy ETF	$72	1.33%
[4]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
•	The Fund seeks to generate current income through an options-based strategy while maintaining exposure to the equity market.
•	The Fund’s results were influenced by equity market direction and volatility; higher volatility generally increased option premium levels.

Top Contributors
↑	• Income generated from call option premiums. • Equity market exposure during periods of positive performance.

Top Detractors
↓	• Equity market declines during portions of the period.

Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund has weekly managed distributions.
Net Assets	$ 39,078,215
Holdings Count | $ / shares	82
Investment Company Portfolio Turnover	2815.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$39,078,215
Number of Holdings	82
Portfolio Turnover	2,815%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown

Top 10 Issuers	(%)
First American Government Obligations Fund	6.5%
FuelCell Energy, Inc.	6.3%
Sandisk Corp.	5.2%
Corning, Inc.	5.1%
Lam Research Corp.	5.0%
Applied Materials, Inc.	4.9%
Nebius Group NV	4.9%
Space Exploration Technologies Corp.	4.8%
Vertiv Holdings Co.	4.8%
Intel Corp.	4.7%

Updated Prospectus Web Address	https://www.rexshares.com/ulti/
Rex NVDA Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	Rex NVDA Growth & Income ETF
Class Name	Rex NVDA Growth & Income ETF
Trading Symbol	NVII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rex NVDA Growth & Income ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/rex-growth-and-income-etfs/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
Additional Information Phone Number	800-617-0004
Additional Information Email	info@rexfin.com
Additional Information Website	https://www.rexshares.com/rex-growth-and-income-etfs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex NVDA Growth & Income ETF	$123	2.39%
[5]
Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
•	The Fund seeks to provide current income and exposure to NVIDIA Corporation (NVDA) through a synthetic long position combined with an option income strategy.
•	Performance was primarily driven by the price movement of NVIDIA Corporation (NVDA) and the income generated from selling call options.
•	Option premium income helped support returns.
•
Periods of declines in NVIDIA Corporation (NVDA) adversely affected results and may not be fully offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to NVIDIA Corporation (NVDA) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in NVIDIA Corporation (NVDA) during portions of the period.

Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund has weekly managed distributions.
Net Assets	$ 103,972,213
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$103,972,213	Portfolio Turnover	0%
Number of Holdings	5

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Security Type Breakdown

Top 10 Issuers	(%)
United States Treasury Bill	103.5%
Nvidia Corp.	-3.5%

Updated Prospectus Web Address	https://www.rexshares.com/rex-growth-and-income-etfs/
Rex TSLA Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	Rex TSLA Growth & Income ETF
Class Name	Rex TSLA Growth & Income ETF
Trading Symbol	TSII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rex TSLA Growth & Income ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/rex-growth-and-income-etfs/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
Additional Information Phone Number	800-617-0004
Additional Information Email	info@rexfin.com
Additional Information Website	https://www.rexshares.com/rex-growth-and-income-etfs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex TSLA Growth & Income ETF	$117	2.48%
[6]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.48%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
•	The Fund seeks to provide current income and exposure to Tesla, Inc. (TSLA) through a synthetic long position combined with an option income strategy.
•	Performance was primarily driven by the price movement of Tesla, Inc. (TSLA) and the income generated from selling call options.
•	Option premium income helped support returns.
•	Periods of declines in Tesla, Inc. (TSLA) adversely affected results and may not be fully offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Tesla, Inc. (TSLA) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Tesla, Inc. (TSLA) during portions of the period.

Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund has weekly managed distributions.
Net Assets	$ 41,994,674
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$41,994,674	Portfolio Turnover	0%
Number of Holdings	6

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Security Type Breakdown

Top 10 Issuers	(%)
United States Treasury Bill	98.2%
Tesla, Inc.	1.9%
First American Government Obligations Fund	0.1%

Updated Prospectus Web Address	https://www.rexshares.com/rex-growth-and-income-etfs/
REX WMT Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	REX WMT Growth & Income ETF
Class Name	REX WMT Growth & Income ETF
Trading Symbol	WMTI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the REX WMT Growth & Income ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/rex-growth-and-income-etfs/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
Additional Information Phone Number	800-617-0004
Additional Information Email	info@rexfin.com
Additional Information Website	https://www.rexshares.com/rex-growth-and-income-etfs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
REX WMT Growth & Income ETF	$50	1.02%
[7]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
•	The Fund seeks to provide current income and exposure to Walmart Inc. (WMT) through a synthetic long position combined with an option income strategy.
•	Performance was primarily driven by the price movement of Walmart Inc. (WMT) and the income generated from selling call options.
•	Option premium income helped support returns.
•	Periods of declines in Walmart Inc. (WMT) adversely affected results and may not be fully offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Walmart Inc. (WMT) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Walmart Inc. (WMT) during portions of the period.

Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund has weekly managed distributions.
Net Assets	$ 16,348,768
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$16,348,768
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Security Type Breakdown

Top 10 Issuers	(%)
United States Treasury Bill	104.6%
First American Government Obligations Fund	2.5%
Walmart, Inc.	-6.4%

Updated Prospectus Web Address	https://www.rexshares.com/rex-growth-and-income-etfs/
The Laddered T-Bill ETF
Shareholder Report [Line Items]
Fund Name	The Laddered T-Bill ETF
Class Name	The Laddered T-Bill ETF
Trading Symbol	TLDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Laddered T-Bill ETF for the period of January 20, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/tldr/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
Additional Information Phone Number	800-617-0004
Additional Information Email	info@rexfin.com
Additional Information Website	https://www.rexshares.com/tldr/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
The Laddered T-Bill ETF	$9	0.20%
[8],[9]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
•	The Fund seeks to provide current income consistent with the preservation of capital by investing in a laddered portfolio of short-term U.S. Treasury bills.
•	Performance was primarily driven by the level of short-term U.S. Treasury yields and the income earned across the laddered maturities held by the Fund.
•	The Fund’s results were influenced by the interest rate environment and monetary policy conditions, which affected reinvestment rates as Treasury bills matured and were rolled.

Top Contributors
↑	• Income earned from the Fund’s laddered portfolio of short-term U.S. Treasury bills. • Elevated short-term interest rate levels during the period.

Top Detractors
↓	• Rising short-term interest rates during portions of the period.

Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund has weekly managed distributions.
Net Assets	$ 6,500,871
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,500,871
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Security Type Breakdown

Top 10 Issuers	(%)
United States Treasury Bill	97.2%
First American Government Obligations Fund	40.6%

Updated Prospectus Web Address	https://www.rexshares.com/tldr/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
**	Annualized

[9]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.